Condensed Schedules Of Investments (The Series Of The Frontier Fund - Diversified, Dynamic, Long/Short Commodity And Frontier Master Series) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000.00	[1]	$ 36,500,000.00	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000.00	[1]	36,700,000.00	[1]
Frontier Diversified Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.95%	[1]	4.20%	[1]
Investment Owned, Underlying Face Amount, at Market Value	7,976,700	[1]	6,706,231	[1]
Frontier Diversified Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.40%	[1]	4.34%	[1]
Investment Owned, Underlying Face Amount, at Market Value	8,580,604	[1]	6,914,499	[1]
Frontier Diversified Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	12.35%		8.54%
Investment Owned, Underlying Face Amount, at Market Value	16,557,304		13,620,730
Frontier Diversified Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	7,673,204	[1]	6,277,315	[1]
Investment Owned, at Cost	8,014,902	[1]	6,556,852	[1]
Frontier Diversified Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	7,715,249	[1]	6,311,712	[1]
Investment Owned, at Cost	7,991,913	[1]	6,538,046	[1]
Frontier Diversified Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	15,388,453		12,589,027
Frontier Diversified Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	16,006,815		13,094,898
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Diversified Series [Member] | Swaps [Member]
Investment Owned, Value	131,004	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[3]
Frontier Diversified Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, Value			11,407,905	[3]
Investment Owned, % of Total Capital (Net Asset Value)			7.15%	[3]
Frontier Dynamic Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[4]	84.32%	[1]
Investment Owned, Underlying Face Amount, at Market Value			1,376,875	[1]
Frontier Dynamic Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[1],[4]	86.94%	[1]
Investment Owned, Underlying Face Amount, at Market Value			1,419,635	[1]
Frontier Dynamic Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[4]	171.26%
Investment Owned, Underlying Face Amount, at Market Value			2,796,510
Frontier Dynamic Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value			1,288,813	[1]
Investment Owned, at Cost			1,346,206	[1]
Frontier Dynamic Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value			1,295,875	[1]
Investment Owned, at Cost			1,342,344	[1]
Frontier Dynamic Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value			2,584,688
Frontier Dynamic Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost			2,688,550
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2],[4]	0.00%	[2]
Frontier Dynamic Series [Member] | Swaps [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[3],[4]
Frontier Dynamic Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, Value			10,956,772	[3]
Investment Owned, % of Total Capital (Net Asset Value)			670.99%	[3]
Frontier Long/Short Commodity Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	(25,934,678)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(18.22%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	5.62%	[1]	4.34%	[1]
Investment Owned, Underlying Face Amount, at Market Value	4,560,486	[1]	3,348,522	[1]
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.04%	[1]	4.47%	[1]
Investment Owned, Underlying Face Amount, at Market Value	4,905,754	[1]	3,452,513	[1]
Frontier Long/Short Commodity Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	11.66%		8.81%
Investment Owned, Underlying Face Amount, at Market Value	9,466,240		6,801,035
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	4,386,970	[1]	3,134,358	[1]
Investment Owned, at Cost	4,582,327	[1]	3,273,935	[1]
Frontier Long/Short Commodity Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	4,411,008	[1]	3,151,532	[1]
Investment Owned, at Cost	4,569,184	[1]	3,264,544	[1]
Frontier Long/Short Commodity Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	8,797,978		6,285,890
Frontier Long/Short Commodity Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	9,151,511		6,538,479
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(49,183)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.06%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(206,400)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.25%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	179,573	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.22%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	416,924	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.51%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	(272,223)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.34%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,555,016)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(4.38%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, Value	(3,802,753)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(4.68%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, Value	(4,371,122)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(5.38%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, Value	(1,647,299)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(2.03%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, Value	892,954	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.10%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, Value	(836,209)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.03%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(26,290)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.03%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, Value	(3,069,350)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(3.78%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	19,602	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(194,462)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.24%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, Value	(11,121,080)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(13.70%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	(1,017,374)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.25%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, Value	(2,559,548)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(3.15%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, Value	(4,790,794)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(5.90%)	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	111,130	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.14%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	(4,720)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	(35,903,640)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(44.20%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	13,843	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.02%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	290,936	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.36%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	(3,375)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	(918,634)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(1.13%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	1,070,542	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.32%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, Value	(1,910,259)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(2.35%)	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, Value	(1,842,322)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(2.27%)	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, Value	1,591,665	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.96%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	573,850	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.71%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, Value	869,669	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.07%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, Value	2,835,790	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.49%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(75,712)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.09%)	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	82,675	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.10%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, Value	2,879,260	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.55%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	273,765	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.34%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, Value	2,867,576	[2]
Investment Owned, % of Total Capital (Net Asset Value)	3.53%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, Value	1,370,557	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.69%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(864)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	9,968,962	[2]
Investment Owned, % of Total Capital (Net Asset Value)	12.30%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Long/Short Commodity Series [Member] | Swaps [Member]
Investment Owned, Value	74,898	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.09%	[3]
Frontier Long/Short Commodity Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[3]
Frontier Masters Series [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, Value	792,372	[2]
Investment Owned, % of Total Capital (Net Asset Value)	1.50%	[2]	0.00%	[2]
Frontier Masters Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	6.59%	[1]	2.63%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,484,374	[1]	1,744,686	[1]
Frontier Masters Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	7.09%	[1]	2.71%	[1]
Investment Owned, Underlying Face Amount, at Market Value	3,748,172	[1]	1,798,868	[1]
Frontier Masters Series [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, % of Total Capital (Net Asset Value)	13.68%		5.34%
Investment Owned, Underlying Face Amount, at Market Value	7,232,546		3,543,554
Frontier Masters Series [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,351,802	[1]	1,633,099	[1]
Investment Owned, at Cost	3,501,062	[1]	1,705,823	[1]
Frontier Masters Series [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Investment Owned, Underlying Face Amount, at Market Value	3,370,168	[1]	1,642,048	[1]
Investment Owned, at Cost	3,491,020	[1]	1,700,931	[1]
Frontier Masters Series [Member] | Total U.S. Treasury Note Face Value [Member]
Investment Owned, Underlying Face Amount, at Market Value	6,721,970		3,275,147
Frontier Masters Series [Member] | Total U.S. Treasury Note Cost [Member]
Investment Owned, at Cost	6,992,082		3,406,754
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	(40,664)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.08%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	(37,959)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.07%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	22,523	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	4,733	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Value	13,625	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.03%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	1,520	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	20,708	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	(2,284)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	229,378	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.43%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	2,876	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	31,011	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	6,731	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	31,302	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.06%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Value	283,500	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.54%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Options Purchased [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	18,428	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.03%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Value	57,511	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.11%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Value	19,290	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Value	76,986	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.15%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Value	3,727	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Value	(100)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, Value	(1,195)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Value	(24,881)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.05%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Value	2,100	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Value	(31)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Value	(173)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Value	20,200	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.04%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Value	314,855	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.60%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Value	1,074	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, % of Total Capital (Net Asset Value)			0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Value	(3,693)	[2]
Investment Owned, % of Total Capital (Net Asset Value)	(0.01%)	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Value	18,129	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.03%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Value	6,645	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.01%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Value	508,872	[2]
Investment Owned, % of Total Capital (Net Asset Value)	0.96%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Options Written [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Currency Forwards [Member]
Investment Owned, % of Total Capital (Net Asset Value)	0.00%	[2]	0.00%	[2]
Frontier Masters Series [Member] | Swaps [Member]
Investment Owned, Value	57,225	[3]
Investment Owned, % of Total Capital (Net Asset Value)	0.11%	[3]
Frontier Masters Series [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Investment Owned, Value			$ 26,242,246	[3]
Investment Owned, % of Total Capital (Net Asset Value)			39.60%	[3]

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except for those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	See Notes to Financial Statements, Note 4.
[4]	The Frontier Dynamic Series ceased trading operations on July 15, 2011 and redeemed all existing Units. The Series remains open.